Concentrations (Details Narrative) (10-K) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Illumitex, LLC [Member]
Purchasing concentration amount	$ 3,897
Percentage of concentration	74.00%
3 rd Coast Pump & Equipment, LLC [Member]
Purchasing concentration amount		$ 29,500
Percentage of concentration		37.00%